Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 03, 2015	Jun. 30, 2014	Jul. 03, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Consolidated Statements Of Operations
Contract revenue	$ 7,049,000	$ 8,270,000	$ 13,612,000	$ 17,073,000		$ 32,011,000
Cost of services	5,985,000	7,140,000	11,369,000	14,172,000		26,120,000
Gross profit	1,064,000	1,130,000	2,243,000	2,901,000		5,891,000
Operating Expenses:
Selling, general and administrative	2,422,000	1,667,000	4,623,000	3,992,000	$ 457,000	20,423,000
Depreciation and amortization	248,000	253,000	497,000	511,000	41,000	1,014,000
Total operating expenses	2,670,000	1,920,000	5,120,000	4,503,000	498,000	21,437,000
Operating (loss)	(1,606,000)	(790,000)	(2,877,000)	(1,602,000)	(498,000)	(15,546,000)
Other expense
Interest expense, net of interest income	619,000	$ 131,000	1,079,000	$ 308,000	$ 92,000	1,152,000
Change in fair value of derivative liability	(311,121,000)		(417,561,000)			204,963,000
Other	54,000	$ 144,000	342,000	$ 203,000		360,000
Total other expense	(310,448,000)	275,000	(416,140,000)	511,000	$ 92,000	206,475,000
Income (loss) before income taxes	$ 308,842,000	(1,065,000)	$ 413,263,000	(2,113,000)	$ (590,000)	(222,021,000)
Income tax (benefit) expense		(356,000)		(892,000)		(1,037,000)
Net (loss)	$ 308,842,000	(709,000)	$ 413,263,000	(1,221,000)	$ (590,000)	(220,984,000)
Net income (loss) attributable to non-controlling interest in joint venture	(1,000)	17,000	(3,000)	6,000		18,000
Net income (loss) attributable to Cybergy	$ 308,843,000	$ (726,000)	$ 413,266,000	$ (1,227,000)	$ (590,000)	$ (220,966,000)
Basic and diluted earnings (loss) per share of common stock	$ 14.95		$ 20.08			$ (44.35)
Weighted average number of basic and diluted common shares outstanding	20,658,149		20,580,104			4,982,193
Diluted earnings (loss) per share of common stock			$ (0.01)
Weighted average number of diluted common shares outstanding	649,220,738		649,041,758